Victory Funds

Victory INCORE Total Return Bond Fund

(the “Fund)

Supplement dated July 20, 2020

to the Prospectus dated November 1, 2019 (“Prospectus”), as supplemented

Effective August 1, 2020 (the “Effective Date”), shareholders that purchase Class A shares of the Fund will be subject to a revised initial sales charge (i.e., “front-end sales load”) breakpoint schedule. Accordingly, as of the Effective Date purchases of Class A shares of the Fund will be subject to the following maximum sales charges: 2.25% for purchases of up to $100,000, and 1.75% for purchases of $100,001 up to $249,999. There will be no sales charge for purchases of Class A shares of the Fund of $250,000 and above. Shareholders, however, may be subject to a contingent deferred sales charge (CDSC) of 0.75% on certain redemptions of Class A shares of the Fund purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase (previously, within 12 months of purchase). All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or Statement of Additional Information (SAI) still apply.

As of the Effective Date, the Prospectus is revised as set forth below.

1.	The following replaces the “Shareholder Fees” in the table in the section titled “Fund Fees and Expenses” on page 1 of the Prospectus.

Shareholder Fees (paid directly from your investment)	Class A		Class C	Class R6	Class Y
Maximum Sales Charge Imposed on Purchases (load) (as a percentage of offering price)	2.25%		NONE	NONE	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE	[1]	1.00%[2]	NONE	NONE

1  A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.

2  Applies to shares sold within 12 months of purchase.

2.	The following replaces the information for Class A shares presented in the Expense Example table on page 2 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$310	$541	$790	$1,503

3.	The Investment Performance information for Class A shares of the Fund found on page 5 of the Prospectus has not been restated to reflect the change in maximum sales charge that will take effect on the Effective Date.

4.	The following replaces the table in the section titled “Calculation of Sales Charges for Class A Shares” on page 19 of the Prospectus.

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $100,000	2.25%	2.30%
$100,001 up to $249,999	1.75%	1.78%
$250,000 and above*	0.00%	0.00%

* A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions and Waivers for Class A Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory S&P 500 Index Fund

(the “Fund)

Supplement dated July 20, 2020

to the Prospectus dated November 1, 2019 (“Prospectus”), as supplemented

Effective August 1, 2020 (the “Effective Date”), shareholders that purchase Class A shares of the Fund will be subject to a revised initial sales charge (i.e., “front-end sales load”) breakpoint schedule. Accordingly, as of the Effective Date purchases of Class A shares of the Fund will be subject to the following maximum sales charges: 2.25% for purchases of up to $100,000, and 1.75% for purchases of $100,001 up to $249,999. There will be no sales charge for purchases of Class A shares of the Fund of $250,000 and above. All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or Statement of Additional Information (SAI) still apply.

As of the Effective Date, the Prospectus is revised as set forth below.

1.	The following replaces the “Shareholder Fees” in the table in the section titled “Fund Fees and Expenses” on page 1 of the Prospectus.

Shareholder Fees (paid directly from your investment)	Class A	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%	NONE	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE	NONE	NONE

2.	The following replaces the information for Class A shares presented in the Expense Example table on page 2 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$278	$391	$515	$875

3.	The Investment Performance information for Class A shares of the Fund found on page 4 has not been restated to reflect the change in maximum sales charge that will take effect on the Effective Date.

4.	The following replaces the table in the section titled “Calculation of Sales Charges for Class A Shares” on page 15 of the Prospectus.

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $100,000	2.25%	2.30%
$100,001 up to $249,999	1.75%	1.78%
$250,000 and above	0.00%	0.00%

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Strategic Allocation Fund

Supplement dated July 20, 2020

to the Prospectus dated March 1, 2020 (“Prospectus”), as supplemented

Effective August 1, 2020 (the “Effective Date”), shareholders that purchase Class A shares of the Fund will be subject to a revised initial sales charge (i.e., “front-end sales load”) breakpoint schedule. Accordingly, as of the Effective Date purchases of Class A shares of the Fund will be subject to the following maximum sales charges: 2.25% for purchases of up to $100,000, and 1.75% for purchases of $100,001 up to $249,999. There will be no sales charge for purchases of Class A shares of the Fund of $250,000 and above. Shareholders, however, may be subject to a contingent deferred sales charge (CDSC) of 0.75% on certain redemptions of Class A shares of the Fund purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase (previously, within 12 months of purchase). All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or Statement of Additional Information (SAI) still apply.

As of the Effective Date, the Prospectus is revised as set forth below.

1.	The following replaces the “Shareholder Fees” in the table in the section titled “Fund Fees and Expenses” on page 1 of the Prospectus.

Shareholder Fees (paid directly from your investment)	Class A		Class C	Class I	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%		NONE	NONE	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE	[1]	1.00%[2]	NONE	NONE

1  A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.

2  Applies to shares sold within 12 months of purchase.

2.	The following replaces the information for Class A shares presented in the Expense Example table on page 2 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$333	$638	$965	$1,890

3.	The Investment Performance information for Class A shares of the Fund found on page 5 of the Prospectus has not been restated to reflect the change in maximum sales charge that will take effect on the Effective Date.

4.	The following replaces the table in the section titled “Calculation of Sales Charges for Class A Shares” on page 19 of the Prospectus.

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $100,000	2.25%	2.30%
$100,001 up to $249,999	1.75%	1.78%
$250,000 and above*	0.00%	0.00%

* A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions and Waivers for Class A Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.

5.	References to the CDSC that will be imposed on the sale of certain Class A shares purchased without a sales charge within twelve months after purchase under “Class A shares” on page 19 of the Prospectus and under “CDSC for Class A Shares” on page 22 are hereby updated to state eighteen months.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory INCORE Fund for Income

Victory INCORE Investment Grade Convertible Fund

(each, a “Fund”)

Supplement dated July 20, 2020

to the Prospectus dated March 1, 2020 (“Prospectus”), as supplemented

Effective August 1, 2020 (the “Effective Date”), shareholders that purchase Class A shares of the Funds will be subject to a revised initial sales charge (i.e., “front-end sales load”) breakpoint schedule. Accordingly, as of the Effective Date purchases of Class A shares of a Fund will be subject to the following maximum sales charges: 2.25% for purchases of up to $100,000, and 1.75% for purchases of $100,001 up to $249,999. There will be no sales charge for purchases of Class A shares of a Fund of $250,000 and above. Shareholders, however, may be subject to a contingent deferred sales charge (CDSC) of 0.75% on certain redemptions of Class A shares of a Fund purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase (previously, within 12 months of purchase). All other sales charge waivers and reductions described elsewhere in the Funds’ Prospectus or Statement of Additional Information (SAI) still apply.

As of the Effective Date, the Prospectus is revised as set forth below.

1.	All Funds: The following replaces the “Shareholder Fees” in the table for Class A shares in the section titled “Fund Fees and Expenses” on pages 1 and 6 of the Prospectus.

Shareholder Fees (paid directly from your investment)	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE	[1]

1  A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.

2.	INCORE Fund for Income: The following replaces the information for Class A shares presented in the Expense Example table on page 2 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$316	$515	$731	$1,351

3.	INCORE Investment Grade Convertible Fund: The following replaces the information for Class A shares presented in the Expense Example table on page 7 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$363	$676	$1,011	$1,956

4.	All Funds: The Investment performance information for Class A shares of the Fund found on pages 4 and 9 of the Prospectus has not been restated to reflect the change in maximum sales charge that will take effect on the Effective Date.

5.	All Funds: The following replaces the table in the section titled “Calculation of Sales Charges for Class A Shares” on page 23 of the Prospectus.

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $100,000	2.25%	2.30%
$100,001 up to $249,999	1.75%	1.78%
$250,000 and above*	0.00%	0.00%

* A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions and Waivers for Class A Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.

6.	All Funds: References to the CDSC that will be imposed on the sale of certain Class A shares purchased without a sales charge within twelve months after purchase under “Class A shares” on page 21 of the Prospectus and under “CDSC for Class A Shares” on page 26 are hereby updated to state eighteen months.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory INCORE Investment Quality Bond Fund

Victory INCORE Low Duration Bond Fund

(each, a “Fund”)

Supplement dated July 20, 2020

to the Prospectus dated May 1, 2020 (“Prospectus”), as supplemented

Effective August 1, 2020 (the “Effective Date”), shareholders that purchase Class A shares of the Funds will be subject to a revised initial sales charge (i.e., “front-end sales load”) breakpoint schedule. Accordingly, as of the Effective Date purchases of Class A shares of a Fund will be subject to the following maximum sales charges: 2.25% for purchases of up to $100,000, and 1.75% for purchases of $100,001 up to $249,999. There will be no sales charge for purchases of Class A shares of a Fund of $250,000 and above. Shareholders, however, may be subject to a contingent deferred sales charge (CDSC) of 0.75% on certain redemptions of Class A shares of a Fund purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase (previously, within 12 months of purchase). All other sales charge waivers and reductions described elsewhere in the Funds’ Prospectus or Statement of Additional Information (SAI) still apply.

As of the Effective Date the Prospectus is revised as set forth below.

1.	All Funds: The following replaces the “Shareholder Fees” in the table for Class A shares in the section titled “Fund Fees and Expenses” on pages 1 and 7 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	[1]

1 A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.

2.	INCORE Investment Quality Bond Fund: The following replaces the information for Class A shares presented in the Expense Example table on page 2 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$315	$575	$854	$1,652

3.	INCORE Low Duration Bond Fund: The following replaces the information for Class A shares presented in the Expense Example table on page 8 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$310	$511	$729	$1,356

4.	All Funds: The Investment performance information for Class A shares of the Fund found on pages 5 and 11 of the Prospectus has not been restated to reflect the change in maximum sales charge that will take effect on the Effective Date.

5.	All Funds: The following replaces the table in the section titled “Calculation of Sales Charges for Class A Shares” on page 26 of the Prospectus.

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $100,000	2.25%	2.30%
$100,001 up to $249,999	1.75%	1.78%
$250,000 and above*	0.00%	0.00%

* A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions and Waivers for Class A Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.

6.	All Funds: References to the CDSC that will be imposed on the sale of certain Class A shares purchased without a sales charge within twelve months after purchase under “Class A shares” on page 17 of the Prospectus and under “CDSC for Class A Shares” on page 22 are hereby updated to state eighteen months.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Floating Rate Fund

Victory High Income Municipal Bond Fund

Victory High Yield Fund

Victory Strategic Income Fund

Victory Tax-Exempt Fund

(each, a “Fund”)

Supplement dated July 20, 2020

to the Prospectus dated May 1, 2020 (“Prospectus”), as supplemented

Effective August 1, 2020 (the “Effective Date”), shareholders that purchase Class A shares of the Funds will be subject to a revised initial sales charge (i.e., “front-end sales load”) breakpoint schedule. Accordingly, as of the Effective Date purchases of Class A shares of a Fund will be subject to the following maximum sales charges: 2.25% for purchases of up to $100,000, and 1.75% for purchases of $100,001 up to $249,999. There will be no sales charge for purchases of Class A shares of a Fund of $250,000 and above. Shareholders, however, may be subject to a contingent deferred sales charge (CDSC) of 0.75% on certain redemptions of Class A shares of a Fund purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase (previously, within 12 months of purchase). All other sales charge waivers and reductions described elsewhere in the Funds’ Prospectus or Statement of Additional Information (SAI) still apply.

As of the Effective Date, the Prospectus is revised as set forth below.

1.	All Funds: The following replaces the “Shareholder Fees” for Class A shares in the table in the sections titled “Fund Fees and Expenses” on pages 1, 7, 13, 19, and 25 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	[1]

1  A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.

2.	Floating Rate Fund: The following replaces the information for Class A shares presented in the Expense Example table on page 2 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$325	$572	$838	$1,599

3.	High Income Municipal Bond Fund: The following replaces the information for Class A shares presented in the Expense Example table on page 8 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$305	$536	$785	$1,498

4.	High Yield Fund: The following replaces the information for Class A shares presented in the Expense Example table on page 14 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$325	$561	$817	$1,547

5.	Strategic Income Fund: The following replaces the information for Class A shares presented in the Expense Example table on page 20 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$321	$557	$813	$1,544

6.	Tax-Exempt Fund: The following replaces the information for Class A shares presented in the Expense Example table on page 26 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$305	$521	$755	$1,425

7.	All Funds: The Investment Performance information for Class A shares of the Funds found on pages 5, 11, 17, 23, and 29 of the Prospectus has not been restated to reflect the change in maximum sales charge that will take effect on the Effective Date.

8.	All Funds: The following replaces the table in the section titled “Calculation of Sales Charges for Class A Shares” on page 50 of the Prospectus.

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $100,000	2.25%	2.30%
$100,001 up to $249,999	1.75%	1.78%
$250,000 and above*	0.00%	0.00%

* A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions and Waivers for Class A Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.

9.	All Funds: References to the CDSC that will be imposed on the sale of certain Class A shares purchased without a sales charge within twelve months after purchase under “Class A shares” on page 48 of the Prospectus and under “CDSC for Class A Shares” on page 53 are hereby updated to state eighteen months.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Diversified Stock Fund

Victory INCORE Fund for Income

Victory INCORE Investment Grade Convertible Fund

Victory NewBridge Large Cap Growth Fund

Victory Special Value Fund

Victory Strategic Allocation Fund

Victory Sycamore Established Value Fund

Victory Sycamore Small Company Opportunity Fund

Supplement dated July 20, 2020

to the Statement of Additional Information

dated March 1, 2020 (“SAI”), as supplemented

Effective August 1, 2020 (the “Effective Date”), shareholders that purchase Class A shares of the Victory INCORE Fund for Income, Victory INCORE Investment Grade Convertible Fund (each a “Fixed Income Fund”), and the Victory Strategic Allocation Fund (together with each Fixed Income Fund, the “Funds”) are subject to a revised sales charge breakpoint schedule. Accordingly, purchases of Class A shares of a Fund will be subject to the following maximum sales charges: 2.25% for purchases up to $100,000 and 1.75% for purchases of $100,001 up to $249,999. There will be no sales charge for purchases of Class A shares of a Fund of $250,000 and above. Shareholders, however, may be subject to a contingent deferred sales charge (CDSC) of 0.75% on certain redemptions of Class A shares of a Fund purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. All other sales charge waivers and reductions described elsewhere in the Funds’ Prospectus or SAI still apply.

As of the Effective Date, the following replaces the second table in the section titled “Additional Purchase, Exchange and Redemption Information” on page 42 of the SAI.

The following table shows the amount of the front-end sales load that is reallowed to dealers as a percentage of the offering price of the Class A shares of the Fixed Income Funds and the Victory Strategic Allocation Fund.

Your Investment in the Fund	Initial Sales Charge: % of Offering Price	Concession to Dealers: % of Offering Price
Up to $100,000	2.25%	2.00%
$100,001 up to $249,999	1.75%	1.50%
$250,000 and above***	0.00%	****

*** There is no initial sales charge on purchases of $250,000 or more; however a sales concession and/or advance of a Rule 12b-1 fee may be paid and such purchases are potentially subject to a CDSC, as set forth below.

**** Investment Professionals may receive payment on purchases of $250,000 or more of Class A shares that are sold at NAV as follows: 0.75% of the current purchase amount if cumulative prior purchases sold at NAV plus the current purchase is less than $3 million; 0.50% of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $3 million to $4,999,999; and 0.25% on of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $5 million or more. In addition, in connection with such purchases, the Distributor or its affiliates may advance Rule 12b-1 fees of 0.25% of the purchase amount to Investment Professionals for providing services to shareholders.

Except as noted in this SAI, a CDSC of up to 0.75% may be imposed on any such shares redeemed within the first eighteen months after purchase. CDSCs are based on the lower of the cost of the shares or NAV at the time of redemption. No CDSC is imposed on reinvested distributions.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory INCORE Total Return Bond Fund

Victory Integrity Discovery Fund

Victory Integrity Mid-Cap Value Fund

Victory Integrity Small/Mid-Cap Value Fund

Victory Integrity Small-Cap Value Fund

Victory Munder Mid-Cap Core Growth Fund

Victory Munder Multi-Cap Fund

Victory Munder Small Cap Growth Fund

Victory S&P 500 Index Fund

Victory Trivalent Emerging Markets Small-Cap Fund

Victory Trivalent International Fund – Core Equity

Victory Trivalent International Small-Cap Fund

Supplement dated July 20, 2020

to the Statement of Additional Information

dated November 1, 2019 (“SAI”), as supplemented

Effective August 1, 2020 (the “Effective Date”), shareholders that purchase Class A shares of the Victory INCORE Total Return Bond Fund and the Victory S&P 500 Index Fund (the “Funds”) are subject to a revised sales charge breakpoint schedule. Accordingly, purchases of Class A shares of a Fund will be subject to the following maximum sales charges: 2.25% for purchases of up to $100,000 and 1.75% for purchases of $100,001 up to $249,999. There will be no sales charge for purchases of Class A shares of a Fund of $250,000 and above. Shareholders, however, may be subject to a contingent deferred sales charge (CDSC) of 0.75% on certain redemptions of Class A shares of a Fund purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. All other sales charge waivers and reductions described elsewhere in the Funds’ Prospectus or SAI still apply.

As of the Effective Date, the following replaces the second and third table in the section titled “Additional Purchase, Exchange and Redemption Information” on page 46 of the SAI.

The following table shows the amount of the front-end sales load that is reallowed to dealers as a percentage of the offering price of the Class A shares of the Victory S&P 500 Index Fund.

Your Investment in the Fund	Initial Sales Charge: % of Offering Price	Concession to Dealers: % of Offering Price
Up to $100,000	2.25%	2.00%
$100,001 up to $249,999	1.75%	1.50%
$250,000 and above	0.00%	0.00%

The following table shows the amount of the front-end sales load that is reallowed to dealers as a percentage of the offering price of the Class A shares of the Victory INCORE Total Return Bond Fund.

Your Investment in the Fund	Initial Sales Charge: % of Offering Price	Concession to Dealers: % of Offering Price
Up to $100,000	2.25%	2.00%
$100,001 up to $249,999	1.75%	1.50%
$250,000 and above***	0.00%	****

*** There is no initial sales charge on purchases of $250,000 or more; however a sales concession and/or advance of a Rule 12b-1 fee may be paid and such purchases are potentially subject to a CDSC, as set forth below.

**** Investment Professionals may receive payment on purchases of $250,000 or more of Class A shares that are sold at NAV as follows: 0.75% of the current purchase amount if cumulative prior purchases sold at NAV plus the current purchase is less than $3 million; 0.50% of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $3 million to $4,999,999; and 0.25% on of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $5 million or more. In addition, in connection with such purchases, the Distributor or its affiliates may advance Rule 12b-1 fees of 0.25% of the purchase amount to Investment Professionals for providing services to shareholders.

Except as noted in this SAI, a CDSC of up to 0.75% may be imposed on any such shares redeemed within the first eighteen months after purchase. CDSCs are based on the lower of the cost of the shares or NAV at the time of redemption. No CDSC is imposed on reinvested distributions.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory INCORE Investment Quality Bond Fund

Victory INCORE Low Duration Bond Fund

Victory High Yield Fund

Victory Tax-Exempt Fund

Victory High Income Municipal Bond Fund

Victory Floating Rate Fund

Victory Strategic Income Fund

(each a “Fixed Income Fund”)

Supplement dated July 20, 2020

to the Statement of Additional Information dated May 1, 2020 (“SAI”)

Effective August 1, 2020 (the “Effective Date”), shareholders that purchase Class A shares of a Fixed Income Fund are subject to a revised sales charge breakpoint schedule. Accordingly, purchases of Class A shares of a Fixed Income Fund will be subject to the following maximum sales charges: 2.25% for purchases up to $100,000 and 1.75% for purchases of $100,001 up to $249,999. There will be no sales charge for purchases of Class A shares of a Fixed Income Fund of $250,000 and above. Shareholders, however, may be subject to a contingent deferred sales charge (CDSC) of 0.75% on certain redemptions of Class A shares of a Fixed Income Fund purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. All other sales charge waivers and reductions described elsewhere in the Fixed Income Funds’ Prospectus or SAI still apply.

As of the Effective Date, the following replaces the second table in the section titled “Additional Purchase, Exchange and Redemption Information” on page 45 of the SAI.

For Fixed Income Funds:

Your Investment in the Fund	Initial Sales Charge: % of Offering Price	Concession to Dealers: % of Offering Price
Up to $100,000	2.25%	2.00%
$100,001 up to $249,999	1.75%	1.50%
$250,000 and above***	0.00%	****

*** There is no initial sales charge on purchases of $250,000 or more; however a sales concession and/or advance of a Rule 12b-1 fee may be paid and such purchases are potentially subject to a CDSC, as set forth below.

**** Investment Professionals may receive payment on purchases of $250,000 or more of Class A shares that are sold at NAV as follows: 0.75% of the current purchase amount if cumulative prior purchases sold at NAV plus the current purchase is less than $3 million; 0.50% of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $3 million to $4,999,999; and 0.25% on of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $5 million or more. In addition, in connection with such purchases, the Distributor or its affiliates may advance Rule 12b-1 fees of 0.25% of the purchase amount to Investment Professionals for providing services to shareholders.

Except as noted in this SAI, a CDSC of up to 0.75% may be imposed on any such shares redeemed within the first eighteen months after purchase. CDSCs are based on the lower of the cost of the shares or NAV at the time of redemption. No CDSC is imposed on reinvested distributions.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.